Schedule Of Net Pension And Retiree Health Benefit Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Compensation And Retirement Disclosure [Abstract]
Service cost
Interest cost	8	9
Amortization	2	1
Expected return on plan assets	(8)	(9)
Net periodic benefit cost	$ 2	$ 1